Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	REPUBLIC BANCORP, INC.
Entity Central Index Key	0000921557
Amendment Flag	false
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false